UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual

Repor t

Legg Mason

Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Variable Lifestyle Series for the six-month reporting period ended June 30, 2012. Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period.

Special shareholder notice

Effective June 5, 2012, the Legg Mason Global Asset Allocation (“LMGAA”) portfolio managers responsible for managing the assets of the Portfolios are Steven Bleiberg, Y. Wayne Lin and Patricia Duffy. LMGAA utilizes a team headed by Mr. Bleiberg to manage the assets of the Portfolios. Mr. Bleiberg (President and Chief Investment Officer of LMGAA) has been a portfolio manager for the Portfolios since 2003. Mr. Lin (Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA) and Ms. Duffy (Senior Analyst and Portfolio Manager of LMGAA) have been portfolio managers for the Portfolios since June 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason Variable Lifestyle Series	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011.

This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low.

In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains in the second half of the reporting period. Investor risk appetite was generally robust over the first half of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the

European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended June 30, 2012, the S&P 500 Indexv returned 9.49%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended June 30, 2012, with the large-cap Russell 1000 Indexvi returning 9.38%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 7.97% and 8.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.98% and 8.64%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a positive return but lagged its U.S. counterpart during the six months ended June 30, 2012, gaining 2.96%. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also experienced periods of volatility given the situation in Europe and fears of a hard economic landing for China’s economy. All told, during the six months ended June 30, 2012, the MSCI Emerging Markets Indexxii returned 3.93%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher

Legg Mason Variable Lifestyle Series	V

as the month progressed due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiii Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexxiv returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 7.45% over the six months ended June 30, 2012.

VI	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

Legg Mason Variable Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2012, Legg Mason Variable Lifestyle Allocation 85%2 returned 6.90%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Lifestyle Allocation 85% Composite Benchmarkxviii, returned 2.37%, 9.32% and 7.22%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 6.19% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Variable Lifestyle Allocation 85%[2]	6.90%
Barclays U.S. Aggregate Index	2.37%
Russell 3000 Index	9.32%
Lifestyle Allocation 85% Composite Benchmark	7.22%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	6.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratio for the Portfolio was 0.92%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 319 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series	VII

Legg Mason Variable Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2012, Legg Mason Variable Lifestyle Allocation 70%2 returned 6.74%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxix, returned 2.37%, 9.32% and 6.57%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 6.19% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Variable Lifestyle Allocation 70%[2]	6.74%
Barclays U.S. Aggregate Index	2.37%
Russell 3000 Index	9.32%
Lifestyle Allocation 70% Composite Benchmark	6.57%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	6.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratio for the Portfolio was 0.90%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 319 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

Legg Mason Variable Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2012, Legg Mason Variable Lifestyle Allocation 50%2 returned 6.33%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxx, returned 2.37%, 9.38% and 5.63%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average3 returned 5.30% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Variable Lifestyle Allocation 50%[2]	6.33%
Barclays U.S. Aggregate Index	2.37%
Russell 1000 Index	9.38%
Lifestyle Allocation 50% Composite Benchmark	5.63%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[3]	5.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratio for the Portfolio was 0.79%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 232 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series	IX

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks, and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
xiii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	1

Portfolios at a glance (unaudited)

Legg Mason Variable Lifestyle Allocation 85% Breakdown† as of — June 30, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
11.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
11.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
10.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
9.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Information Technology Health Care
9.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Industrials Consumer Discretionary Health Care
7.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Consumer Discretionary Financials Information Technology Energy
6.8 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Health Care Consumer Staples
4.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
4.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
3.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

2	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Portfolios at a glance (unaudited) (cont’d)

Legg Mason Variable Lifestyle Allocation 70% Breakdown† as of — June 30, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
10.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
10.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
10.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
9.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
9.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Information Technology Health Care
6.9 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Health Care Consumer Staples
6.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Industrials Consumer Discretionary Health Care
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
4.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Consumer Discretionary Financials Information Technology Energy
4.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
4.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	3

Legg Mason Variable Lifestyle Allocation 50% Breakdown† as of — June 30, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
27.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
12.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Collateralized Senior Loans Asset-Backed Securities
7.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
7.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
7.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
6.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
4.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Industrials Consumer Discretionary Health Care
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
4.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Information Technology Health Care
3.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Consumer Discretionary Financials Information Technology Energy
3.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care

4	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Legg Mason Variable Lifestyle Allocation 85%	6.90%	$1,000.00	$1,069.00	0.11%	$0.57	Legg Mason Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,024.32	0.11%	$0.55
Legg Mason Variable Lifestyle Allocation 70%	6.74	1,000.00	1,067.40	0.17	0.87	Legg Mason Variable Lifestyle Allocation 70%	5.00	1,000.00	1,024.02	0.17	0.86
Legg Mason Variable Lifestyle Allocation 50%	6.33	1,000.00	1,063.30	0.10	0.51	Legg Mason Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.37	0.10	0.50

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the Underlying Funds in which each Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	5

Schedules of investments (unaudited)

June 30, 2012

Legg Mason Variable Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			908,467	$10,374,691
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			798,210	12,188,671
Legg Mason Strategic Real Return Fund, Class IS Shares			538,987	7,292,496
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,049,988	11,948,860
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			83,902	11,039,883	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			807,328	12,206,805
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			222,588	5,266,437	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			373,790	7,587,942	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,338,462	10,466,770
The Royce Fund — Royce Value Fund, Institutional Class Shares			677,917	7,335,066
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			415,042	4,743,931
Western Asset High Yield Fund, Class IS Shares			374,315	3,196,654
Western Asset Total Return Unconstrained Fund, Class IS Shares			407,977	4,230,724
Total Investments in Underlying Funds before Short-Term Investments (Cost — $95,358,971)				107,878,930

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Repurchase Agreements — 0.1%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $115,001; (Fully collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/6/13 to 6/30/15; Market value — $117,300) (Cost — $115,000)	0.150%	7/2/12	$115,000	115,000
Total Investments — 100.0% (Cost — $95,473,971#)				107,993,930
Other Assets in Excess of Liabilities — 0.0%				1,851
Total Net Assets — 100.0%				$107,995,781

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Variable Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			289,731	$3,308,727
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			361,523	5,520,463
Legg Mason Strategic Real Return Fund, Class IS Shares			276,207	3,737,083
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			475,250	5,408,346
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			37,639	4,952,541	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			365,723	5,529,727
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			103,375	2,445,858	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			132,751	2,694,852	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			483,255	3,779,058
The Royce Fund — Royce Value Fund, Institutional Class Shares			245,143	2,652,450
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			573,206	6,551,747
Western Asset High Yield Fund, Class IS Shares			252,420	2,155,663
Western Asset Total Return Unconstrained Fund, Class IS Shares			513,935	5,329,509
Total Investments in Underlying Funds before Short-Term Investments (Cost — $45,861,057)				54,066,024

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $89,001; (Fully collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/6/13 to 6/30/15; Market value — $90,780) (Cost — $89,000)	0.150%	7/2/12	$89,000	89,000
Total Investments — 100.1% (Cost — $45,950,057#)				54,155,024
Liabilities in Excess of Other Assets — (0.1)%				(38,184)
Total Net Assets — 100.0%				$54,116,840

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	7

Legg Mason Variable Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			417,028	$4,762,455
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			539,852	8,243,540
Legg Mason Strategic Real Return Fund, Class IS Shares			596,928	8,076,435
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			724,396	8,243,630
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			53,566	7,048,199	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			546,079	8,256,713
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			173,854	4,113,394	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			233,701	4,744,140	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			596,388	4,663,757
The Royce Fund — Royce Value Fund, Institutional Class Shares			423,873	4,586,306
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,736,791	31,281,522
Western Asset High Yield Fund, Class IS Shares			826,426	7,057,676
Western Asset Total Return Unconstrained Fund, Class IS Shares			1,438,259	14,914,746
Total Investments in Underlying Funds before Short-Term Investments (Cost — $100,714,415)				115,992,513

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity $401,005 (Fully collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/6/13 to 6/30/15; Market value $409,021. (Cost — $401,000)	0.150%	7/2/12	$401,000	401,000
Total Investments — 100.2% (Cost — $101,115,415#)				116,393,513
Liabilities in Excess of Other Assets — (0.2)%				(265,170)
Total Net Assets — 100.0%				$116,128,343

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Statements of assets and liabilities (unaudited)

June 30, 2012

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Assets:
Investments, at cost	$95,473,971	$45,950,057	$101,115,415
Investments, at value	107,993,930	54,155,024	116,393,513
Cash	136	936	236
Receivable for Portfolio shares sold	56,254	—	21,377
Receivable for Underlying Funds sold	5,466	2,913	15
Interest receivable	1	1	3
Prepaid expenses	589	397	639
Total Assets	108,056,376	54,159,271	116,415,783

Liabilities:
Payable for Portfolio shares repurchased	14,868	2,465	161,352
Trustees’ fees payable	35	104	147
Payable for Underlying Funds purchased	—	—	80,409
Accrued expenses	45,692	39,862	45,532
Total Liabilities	60,595	42,431	287,440
Total Net Assets	$107,995,781	$54,116,840	$116,128,343

Net Assets:
Par value (Note 5)	$87	$49	$96
Paid-in capital in excess of par value	109,818,378	74,271,344	129,687,347
Undistributed net investment income	135,664	172,978	856,922
Accumulated net realized loss on Underlying Funds and capital gain distributions from Underlying Funds	(14,478,307)	(28,532,498)	(29,694,120)
Net unrealized appreciation on investments	12,519,959	8,204,967	15,278,098
Total Net Assets	$107,995,781	$54,116,840	$116,128,343

Shares Outstanding	8,710,909	4,873,148	9,588,224

Net Asset Value	$12.40	$11.11	$12.11

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	9

Statements of operations (unaudited)

For the Six Months Ended June 30, 2012

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Investment Income:
Income distributions from Underlying Funds	$233,650	$256,798	$957,046
Interest	99	40	194
Total Investment Income	233,749	256,838	957,240

Expenses:
Legal fees	13,743	13,555	14,189
Audit and tax	13,656	13,874	13,954
Shareholder reports	13,461	8,802	12,611
Fund accounting fees	5,046	2,801	5,671
Trustees’ fees	4,560	2,538	5,147
Transfer agent fees	3,217	3,195	3,219
Insurance	1,727	1,165	1,880
Custody fees	24	27	121
Miscellaneous expenses	757	734	774
Total Expenses	56,191	46,691	57,566
Net Investment Income	177,558	210,147	899,674

Realized and Unrealized Gain (Loss) on Underlying Funds and Capital Gain Distributions from Underlying Funds (Note 1 and 3):
Net Realized Gain (Loss) From:
Sales of Underlying Funds	(278,484)	(171,659)	511,846
Capital gain distributions from Underlying Funds	65	33	72
Net Realized Gain (Loss)	(278,419)	(171,626)	511,918
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	7,052,967	3,732,590	5,763,192
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	6,774,548	3,560,964	6,275,110
Increase in Net Assets from Operations	$6,952,106	$3,771,111	$7,174,784

See Notes to Financial Statements.

10	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 85%

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$177,558	$1,702,079
Net realized loss	(278,419)	(1,173,625)
Change in net unrealized appreciation (depreciation)	7,052,967	(2,627,779)
Increase (Decrease) in Net Assets From Operations	6,952,106	(2,099,325)

Distributions to Shareholders From (Note 1):
Net investment income	(468,119)	(1,550,012)
Decrease in Net Assets From Distributions to Shareholders	(468,119)	(1,550,012)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	5,690,806	12,351,791
Reinvestment of distributions	468,119	1,550,012
Cost of shares repurchased	(4,683,736)	(14,053,403)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	1,475,189	(151,600)
Increase (Decrease) in Net Assets	7,959,176	(3,800,937)

Net Assets:
Beginning of period	100,036,605	103,837,542
End of period*	$107,995,781	$100,036,605
* Includes undistributed net investment income of:	$135,664	$426,225

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	11

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 70%

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$210,147	$1,159,836
Net realized loss	(171,626)	(1,333,536)
Change in net unrealized appreciation (depreciation)	3,732,590	101,469
Increase (Decrease) in Net Assets From Operations	3,771,111	(72,231)

Distributions to Shareholders From (Note 1):
Net investment income	(363,628)	(1,150,006)
Decrease in Net Assets From Distributions to Shareholders	(363,628)	(1,150,006)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	32,402	657,951
Reinvestment of distributions	363,628	1,150,006
Cost of shares repurchased	(5,987,182)	(14,231,224)
Decrease in Net Assets From Portfolio Share Transactions	(5,591,152)	(12,423,267)
Decrease in Net Assets	(2,183,669)	(13,645,504)

Net Assets:
Beginning of period	56,300,509	69,946,013
End of period*	$54,116,840	$56,300,509
* Includes undistributed net investment income of:	$172,978	$326,459

See Notes to Financial Statements.

12	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 50%

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$899,674	$2,961,408
Net realized gain	511,918	2,381,478
Change in net unrealized appreciation (depreciation)	5,763,192	(3,759,572)
Increase in Net Assets From Operations	7,174,784	1,583,314

Distributions to Shareholders From (Note 1):
Net investment income	(418,394)	(3,050,003)
Decrease in Net Assets From Distributions to Shareholders	(418,394)	(3,050,003)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	4,565,242	14,543,632
Reinvestment of distributions	418,394	3,050,003
Cost of shares repurchased	(10,586,631)	(26,466,498)
Decrease in Net Assets From Portfolio Share Transactions	(5,602,995)	(8,872,863)
Increase (Decrease) in Net Assets	1,153,395	(10,339,552)

Net Assets:
Beginning of period	114,974,948	125,314,500
End of period*	$116,128,343	$114,974,948
* Includes undistributed net investment income of:	$856,922	$375,642

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	13

Financial highlights

Legg Mason Variable Lifestyle Allocation 85%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2012[1]	2011	2010	2009[2]		2009[3]	2008[3]	2007[3],[4]

Net asset value, beginning of period	$11.65	$12.11	$10.63	$7.73		$12.75	$14.39	$13.46

Income (loss) from operations:
Net investment income	0.02	0.20 [5]	0.18	0.20	[5]	0.23 [5]	0.24 [5]	0.14 [5]
Net realized and unrealized gain (loss)	0.78	(0.48)	1.48	2.92		(4.97)	(0.71)	0.94
Total income (loss) from operations	0.80	(0.28)	1.66	3.12		(4.74)	(0.47)	1.08

Less distributions from:
Net investment income	(0.05)	(0.18)	(0.18)	(0.22)		(0.20)	(0.22)	(0.15)
Net realized gains	—	—	—	—		(0.08)	(0.95)	—
Total distributions	(0.05)	(0.18)	(0.18)	(0.22)		(0.28)	(1.17)	(0.15)

Net asset value, end of period	$12.40	$11.65	$12.11	$10.63		$7.73	$12.75	$14.39
Total return[6]	6.90%	(2.31)%	15.70%[7]	40.53%[7]		(37.53)%	(3.87)%	8.02%

Net assets, end of period (000s)	$107,996	$100,037	$103,838	$89,463		$59,371	$83,678	$81,954

Ratios to average net assets:
Gross expenses[8]	0.11%[9]	0.11%	0.15%	0.21%[9]		0.15%	0.32%[10]	0.38%[11]
Net expenses[8],[12]	0.11 [9,13]	0.11 [13]	0.15 [13]	0.19	[9,13,14]	0.12 [13,14]	0.32 [10,13]	0.37 [11,14]
Net investment income	0.33 [9]	1.64	1.65	2.52	[9]	2.30	1.87	0.97

Portfolio turnover rate	7%	40%	17%	10%		34%	19%	108%

[1]	For the six months ended June 30, 2012 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 15.60% and 39.87% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Variable Lifestyle Allocation 70%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2012[1]	2011	2010		2009[2]		2009[3]		2008[3]	2007[3],[4]

Net asset value, beginning of period	$10.47	$10.74	$9.53		$7.09		$10.94		$11.62	$10.96

Income (loss) from operations:
Net investment income	0.05	0.22 [5]	0.22		0.27	[5]	0.30	[5]	0.33 [5]	0.22	[5]
Net realized and unrealized gain (loss)	0.66	(0.28)	1.20		2.47		(3.89)		(0.50)	0.66
Total income (loss) from operations	0.71	(0.06)	1.42		2.74		(3.59)		(0.17)	0.88

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.21)		(0.30)		(0.25)		(0.32)	(0.22)
Net realized gains	—	—	—		—		(0.01)		(0.19)	—
Total distributions	(0.07)	(0.21)	(0.21)		(0.30)		(0.26)		(0.51)	(0.22)

Net asset value, end of period	$11.11	$10.47	$10.74		$9.53		$7.09		$10.94	$11.62
Total return[6]	6.74%	(0.58)%	15.01%[7]		38.90%[7]		(33.03)%		(1.64)%	8.06%

Net assets, end of period (000s)	$54,117	$56,301	$69,946		$71,982		$59,526		$108,500	$129,695

Ratios to average net assets:
Gross expenses[8]	0.17%[9]	0.14%	0.20%		0.23%[9]		0.14%		0.32%	0.38%[10]
Net expenses[8,11]	0.17 [9,12]	0.14 [12]	0.18	[12],13	0.20	[9],12,13	0.10	[12],13	0.32 [12]	0.37	[10],13
Net investment income	0.74 [9]	1.83	2.02		3.32	[9]	2.89		2.67	1.82

Portfolio turnover rate	6%	30%	14%		11%		26%		15%	123%

[1]	For the six months ended June 30, 2012 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.79% and 37.59% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	15

Legg Mason Variable Lifestyle Allocation 50%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2012[1]		2011	2010	2009[2]		2009[3]	2008[3]	2007[3],4

Net asset value, beginning of period	$11.43		$11.60	$10.45	$8.06		$12.04	$12.61	$12.00

Income (loss) from operations:
Net investment income	0.10		0.30 [5]	0.34	0.43	[5]	0.46 [5]	0.47 [5]	0.35 [5]
Net realized and unrealized gain (loss)	0.62		(0.16)	1.15	2.44		(3.65)	(0.45)	0.62
Total income (loss) from operations	0.72		0.14	1.49	2.87		(3.19)	0.02	0.97

Less distributions from:
Net investment income	(0.04)		(0.31)	(0.34)	(0.48)		(0.40)	(0.47)	(0.36)
Net realized gains	—		—	—	—		(0.39)	(0.12)	—
Total distributions	(0.04)		(0.31)	(0.34)	(0.48)		(0.79)	(0.59)	(0.36)

Net asset value, end of period	$12.11		$11.43	$11.60	$10.45		$8.06	$12.04	$12.61
Total return[6]	6.33%		1.17%	14.35%[7]	35.93%[7]		(27.51)%	(0.01)%	8.09%

Net assets, end of period (000s)	$116,128		$114,975	$125,315	$126,294		$112,415	$198,862	$224,930

Ratios to average net assets:
Gross expenses[8]	0.10%[9]		0.09%	0.13%	0.14%[9]		0.09%	0.31%	0.37%[10]
Net expenses[8],11	0.10	[9],12	0.09 [12]	0.13 [12]	0.14	[9],12	0.07 [12,13]	0.31 [12]	0.37 [10,13]
Net investment income	1.53	[9]	2.44	2.89	4.66	[9]	3.96	3.53	2.69

Portfolio turnover rate	8%		37%	20%	11%		24%	15%	96%

[1]	For the six months ended June 30, 2012 (unaudited).

[2]	For the period February 1, 2009 through December 31, 2009.

[3]	For the year ended January 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.25% and 35.54% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 pm (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	17

value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$107,878,930	—	—	$107,878,930
Short-term investments†	—	$115,000	—	115,000
Total investments	$107,878,930	$115,000	—	$107,993,930

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$54,066,024	—	—	$54,066,024
Short-term investments†	—	$89,000	—	89,000
Total investments	$54,066,024	$89,000	—	$54,155,024

†	See Schedules of Investments for additional detailed categorizations.

18	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Lifestyle Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$115,992,513	—	—	$115,992,513
Short-term investments†	—	$401,000	—	401,000
Total investments	$115,992,513	$401,000	—	$116,393,513

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such underlying fund at a time that is unfavorable to the Portfolios. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax would be required in the Portfolios’

Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report	19

financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages each Portfolio’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management or subadviser fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of cash and short-term instruments, which is provided by Western Asset.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, such that each Portfolios’ total annual operating expenses (other than brokerage, interest, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), are not expected to exceed 0.20% of each Portfolios’ average daily net assets. The investment manager is also permitted to recapture amounts waived or reimbursed to the Portfolios during the same fiscal year if the Portfolios’ total annual operating expenses have fallen to a level below the limit described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolios, in the Portfolios’ total annual operating expenses exceeding this limit or any other lower limit then in effect. These expense limitation agreements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.20% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$8,802,546	$7,824,180
Lifestyle Allocation 70%	3,362,701	9,099,689
Lifestyle Allocation 50%	9,854,235	14,763,938

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Lifestyle Allocation 85%	$15,248,301	$(2,728,342)	$12,519,959
Lifestyle Allocation 70%	8,393,340	(188,373)	8,204,967
Lifestyle Allocation 50%	15,278,098	—	15,278,098

20	Legg Mason Variable Lifestyle Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2012, the Portfolios did not invest in any derivative instruments.

5. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolios were as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011

Lifestyle Allocation 85%
Shares sold	459,585	1,034,345
Shares issued on reinvestment	37,966	131,143
Shares repurchased	(375,211)	(1,149,483)
Net increase	122,340	16,005

Lifestyle Allocation 70%
Shares sold	2,946	60,420
Shares issued on reinvestment	32,937	108,028
Shares repurchased	(539,261)	(1,306,424)
Net decrease	(503,378)	(1,137,976)

Lifestyle Allocation 50%
Shares sold	376,874	1,234,583
Shares issued on reinvestment	34,721	264,712
Shares repurchased	(879,487)	(2,250,685)
Net decrease	(467,892)	(751,390)

6. Capital loss carryforward

As of December 31, 2011, Lifestyle Allocation 85% had a net capital loss carryforward of approximately $7,280,886, of which $1,284,269 does not expire, $3,119,343 expires in 2012, $1,280,698 expires in 2013, $1,217,675 expires in 2017 and $378,901 expires in 2018. Lifestyle Allocation 70% had a net capital loss carryforward of approximately $24,138,667, of which $2,202,665 does not expire, $10,439,486 expires in 2012, $3,049,716 expires in 2013, $1,548,306 expires in 2016, $4,794,598 expires in 2017 and $2,103,896 expires in 2018. Lifestyle Allocation 50% had a net capital loss carryforward of approximately $20,604,700, of which $5,301,111 expires in 2016, $12,981,017 expires in 2017 and $2,322,572 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

7. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Variable Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason Variable Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/12 SR12-1716

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012